SCHEDULE OF WARRANT ACTIVITY (Details) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2023		Jun. 30, 2022		Jun. 30, 2021
Equity [Abstract]
Number of Shares, Outstanding, Beginning balance	105	[1]	121		151
Weighted Average Price Per Share, Outstanding, Beginning balance	$ 200,270		$ 179,630		$ 150,000.00
Number of Shares, Issued	3,305
Weighted Average Price Per Share, Issued	$ 10
Number of Shares, Exercised	(10)		(16)		(30)
Weighted Average Price Per Share, Exercised	$ 54,860		$ 42,860		$ 26,150
Number of Shares, Forfeited	1
Weighted Average Price Per Share, Forfeited	$ 2,000,000
Number of Shares, Expired
Weighted Average Price Per Share, Expired
Number of Shares, Outstanding, Ending balance	3,399	[2]	105	[1]	121
Weighted Average Price Per Share, Outstanding, Ending balance	$ 5,510		$ 200,270		$ 179,630
Number of Shares, Exercisable, Ending balance	3,379		77
Weighted Average Price Per Share, Exercisable, Ending balance	$ 5,550		$ 275,370
Weighted average remaining contractual term	2 years 4 months 17 days		9 months 7 days
Aggregate intrinsic value
Number of Shares, Forfeited	(1)
Number of Shares, Exercisable, Ending balance	3,380

[1]	The total warrants of 105,420 above consisted of the following:
[2]	The 3,399,085 total warrants above which are exercisable into common stock consisted of the following: